NOTE 6 - NOTES PAYABLE: Schedule of Debt (Details) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Original Principal Amount	$ 369,000
Due to Related Parties			$ 275,370	$ 0
Notes payable	401,630		275,370	0
Debt discount and deferred financing costs			0	0
Notes Payable, Other Payables
Original Principal Amount	1,057,000
Due to Related Parties	401,630	$ 275,370
Notes payable	$ 401,630	275,370
Unsecured Debt 1 | Notes Payable, Other Payables
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 200,000
Due to Related Parties	$ 0	75,370
Secured Debt 1 | Notes Payable, Other Payables
Debt Instrument, Interest Rate, Effective Percentage	12.99%
Original Principal Amount	$ 200,000
Due to Related Parties	$ 0	200,000
Unsecured Debt 2 | Notes Payable, Other Payables
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Original Principal Amount	$ 330,000
Due to Related Parties	$ 236,564	0
Secured Debt 2 | Notes Payable, Other Payables
Debt Instrument, Interest Rate, Effective Percentage	12.99%
Original Principal Amount	$ 131,000
Due to Related Parties	$ 0	0
Secured Debt 3 | Notes Payable, Other Payables
Debt Instrument, Interest Rate, Effective Percentage	12.99%
Original Principal Amount	$ 196,000
Due to Related Parties	$ 165,066	$ 0
Unsecured Debt B
Due to Related Parties			75,370	0
Unsecured Debt C
Due to Related Parties			$ 200,000	$ 0